Investments carried under the equity method, Share of profit (Details) - MW	Nov. 30, 2022	Nov. 16, 2022
Share of profit [Abstract]
Percentage of voting equity interests acquired	49.00%
Chile PMGD [Member]
Share of profit [Abstract]
Percentage of voting equity interests acquired		49.00%
Gross capacity	80